Pioneer Mid Cap Value Fund

Schedule of Investments | July 31, 2021

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Shares		Value
	UNAFFILIATED ISSUERS - 98.5%
	COMMON STOCKS - 96.8% of Net Assets
	Aerospace & Defense - 1.0%
172,983	Spirit AeroSystems Holdings, Inc.	$7,474,595
	Total Aerospace & Defense	$7,474,595
	Auto Components - 1.1%
174,149	BorgWarner, Inc.	$8,529,818
	Total Auto Components	$8,529,818
	Banks - 10.1%
262,955	Citizens Financial Group, Inc.	$11,086,183
129,421	East West Bancorp, Inc.	9,208,304
352,436	First Hawaiian, Inc.	9,702,563
88,071	First Republic Bank	17,175,606
116,755	M&T Bank Corp.	15,627,657
16,485	Signature Bank/New York NY	3,741,601
230,263	Zions Bancorp N.A.	12,008,215
	Total Banks	$78,550,129
	Building Products - 1.7%
65,931	Trane Technologies PLC	$13,424,211
	Total Building Products	$13,424,211
	Capital Markets - 2.5%
62,920	Artisan Partners Asset Management, Inc.	$3,025,823
331,478	Brightsphere Investment Group, Inc.	8,283,635
42,640	Nasdaq, Inc.	7,962,167
	Total Capital Markets	$19,271,625
	Chemicals - 5.8%
84,979	Celanese Corp.	$13,237,179
413,932	Element Solutions, Inc.	9,681,869
301,220	Huntsman Corp.	7,955,220
87,665	PPG Industries, Inc.	14,334,981
	Total Chemicals	$45,209,249
	Communications Equipment - 1.3%
44,869	Motorola Solutions, Inc.	$10,047,066
	Total Communications Equipment	$10,047,066
	Containers & Packaging - 2.1%
37,504	Crown Holdings, Inc.	$3,741,399
648,013	Graphic Packaging Holding Co.	12,422,409
	Total Containers & Packaging	$16,163,808
	Electric Utilities - 1.8%
139,718	Entergy Corp.	$14,379,777
	Total Electric Utilities	$14,379,777
	Electrical Equipment - 1.6%
81,367	Eaton Corp. Plc	$12,860,054
	Total Electrical Equipment	$12,860,054
	Electronic Equipment, Instruments & Components - 4.1%
51,024	CDW Corp.	$9,355,250
84,985	Dolby Laboratories, Inc.	8,252,044
40,132(a)	Keysight Technologies, Inc.	6,603,721
171,611	National Instruments Corp.	7,569,761
	Total Electronic Equipment, Instruments & Components	$31,780,776
	Energy Equipment & Services - 2.0%
555,465	Schlumberger, Ltd.	$16,014,056
	Total Energy Equipment & Services	$16,014,056
	Equity Real Estate Investment Trusts (REITs) - 11.2%
21,072	Alexandria Real Estate Equities, Inc.	$4,242,637
30,573	Camden Property Trust	4,567,300
127,334	Duke Realty Corp.	6,478,754
17,644	Essex Property Trust, Inc.	5,788,996
23,506	Extra Space Storage, Inc.	4,093,335
66,143	First Industrial Realty Trust, Inc.	3,623,314
88,293	Iron Mountain, Inc.	3,863,702
358,870	Kimco Realty Corp.	7,654,697
289,747(a)	Outfront Media, Inc.	6,922,056
230,768(a)	Park Hotels & Resorts, Inc.	4,269,208
47,472	Safehold, Inc.	4,287,671
79,892	SL Green Realty Corp.	5,948,758
56,975	Sun Communities, Inc.	11,173,367
146,343	UDR, Inc., Class REIT	8,047,402
70,535	Welltower, Inc.	6,126,670
	Total Equity Real Estate Investment Trusts (REITs)	$87,087,867
	Food Products - 1.3%
654,851(a)	Hostess Brands, Inc.	$10,536,553
	Total Food Products	$10,536,553
	Health Care Equipment & Supplies - 4.2%
36,626	STERIS PLC	$7,982,637
17,272	West Pharmaceutical Services, Inc.	7,111,401
109,384	Zimmer Biomet Holdings, Inc.	17,875,533
	Total Health Care Equipment & Supplies	$32,969,571
Shares		Value
	Health Care Providers & Services - 2.3%
89,353	McKesson Corp.	$18,212,822
	Total Health Care Providers & Services	$18,212,822
	Hotels, Restaurants & Leisure - 2.6%
67,377	Darden Restaurants, Inc.	$9,828,957
79,091(a)	Hilton Worldwide Holdings, Inc.	10,396,512
	Total Hotels, Restaurants & Leisure	$20,225,469
	Household Durables - 1.9%
72,766	Lennar Corp.	$7,651,345
303,989	Newell Brands, Inc.	7,523,728
	Total Household Durables	$15,175,073
	Insurance - 6.2%
206,473	Aflac, Inc.	$11,356,015
32,041	Assurant, Inc.	5,056,390
224,464	Hartford Financial Services Group, Inc.	14,280,400
99,029	Lincoln National Corp.	6,102,167
473,953	Old Republic International Corp.	11,687,681
	Total Insurance	$48,482,653
	Internet & Direct Marketing Retail - 1.3%
65,134(a)	Expedia, Inc.	$10,478,107
	Total Internet & Direct Marketing Retail	$10,478,107
	Machinery - 7.6%
82,958	AGCO Corp.	$10,959,581
106,309	Donaldson Co., Inc.	7,036,593
194,573	Flowserve Corp.	8,189,578
291,416(a)	Ingersoll Rand, Inc.	14,241,500
124,245	PACCAR, Inc.	10,311,092
41,817	Stanley Black & Decker, Inc.	8,240,040
	Total Machinery	$58,978,384
	Materials - 1.2%
166,884	Sealed Air Corp.	$9,470,667
	Total Materials	$9,470,667
	Media - 1.1%
182,527(a)	Liberty Media Corp.-Liberty SiriusXM	$8,432,747
	Total Media	$8,432,747
	Metals & Mining - 3.5%
93,981(a)	Alcoa Corp.	$3,773,337
158,549(a)	Arconic Corp.	5,698,251
102,394	Freeport-McMoRan, Inc.	3,901,212
87,635	Reliance Steel & Aluminum Co.	13,771,840
	Total Metals & Mining	$27,144,640
	Multi-Utilities - 3.8%
573,144	CenterPoint Energy, Inc.	$14,592,246
248,981	Public Service Enterprise Group, Inc.	15,494,088
	Total Multi-Utilities	$30,086,334
	Oil, Gas & Consumable Fuels - 2.2%
305,702	Marathon Petroleum Corp.	$16,880,864
	Total Oil, Gas & Consumable Fuels	$16,880,864
	Personal Products - 0.5%
88,744	Edgewell Personal Care Co.	$3,645,603
	Total Personal Products	$3,645,603
	Professional Services - 0.9%
59,367	ManpowerGroup, Inc.	$7,039,739
	Total Professional Services	$7,039,739
	Real Estate Management & Development - 0.9%
73,260(a)	CBRE Group, Inc.	$7,066,660
	Total Real Estate Management & Development	$7,066,660
	Road & Rail - 1.1%
53,494	JB Hunt Transport Services, Inc.	$9,011,064
	Total Road & Rail	$9,011,064
	Semiconductors & Semiconductor Equipment - 1.3%
63,248	MKS Instruments, Inc.	$9,894,517
	Total Semiconductors & Semiconductor Equipment	$9,894,517
	Software - 1.6%
76,650(a)	Manhattan Associates, Inc.	$12,235,639
	Total Software	$12,235,639
	Specialty Retail - 4.3%
98,190(a)	AutoNation, Inc.	$11,913,393
96,434	Foot Locker, Inc.	5,502,524
22,217(a)	O’Reilly Automotive, Inc.	13,415,513
79,734(a)	Urban Outfitters, Inc.	2,964,510
	Total Specialty Retail	$33,795,940
	Textiles, Apparel & Luxury Goods - 0.7%
48,481	Ralph Lauren Corp.	$5,503,563
	Total Textiles, Apparel & Luxury Goods	$5,503,563
	TOTAL COMMON STOCKS
	(Cost $560,919,569)	$756,059,640
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 1.7% of Net Assets
	REPURCHASE AGREEMENTS - 1.7%
3,000,000	$3,000,000 RBC Capital Markets LLC, 0,05%, dated 7/31/21 plus accrued interest on 8/2/21 collateralized by $3,060,013 Government National Mortgage Association, 4% 1/20/45,	$3,000,000
5,000,000	$5,000,000 TD Securities USA LLC, 0.05% dated 7/31/21 plus accrued interest on 8/2/21 collateralized by $5,100,071 U.S. Treasury Notes, 2%, 11/15/26.	5,000,000
5,000,000	$5,000,000 TD Securities USA LLC, 0.06% dated 7/31/21 plus accrued interest on 8/2/21 collateralized by $5,100,071 U.S. Treasury Notes, 2%, 11/15/26,	5,000,000
		$13,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $13,000,000)	$13,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $573,919,569)	$769,059,640
	OTHER ASSETS AND LIABILITIES - 1.5%	$11,678,372
	NET ASSETS - 100.0%	$780,738,012

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$756,059,640	$–	$–	$756,059,640
Repurchase Agreements	–	13,000,000	–	13,000,000
Total Investments in Securities	$756,059,640	$13,000,000	$–	$769,059,640

During the nine months ended July 31, 2021, there were no transfers in or out of Level 3.